Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - Fair Value, Measurements, Recurring - Fair Value, Inputs, Level 2 - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	$ 135	$ 5,555
Liabilities measured at fair value on a recurring basis	13,778	3,639
Not designated as hedges | Interest rate swaps
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	135	5,555
Liabilities measured at fair value on a recurring basis	13,661	$ 3,639
Designated as hedges | Interest rate swaps
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities measured at fair value on a recurring basis	$ 117